Significant Accounting Policies (Details) - Schedule of Cash, Cash Equivalents and Restricted Cash Balances - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Cash, Cash Equivalents and Restricted Cash Balances [Abstract]
Cash and cash equivalents, as reported on the balance sheets	$ 2,763	$ 12,657	$ 855
Restricted cash, as reported on the balance sheets			834
Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$ 2,763	$ 12,657	$ 1,689	$ 6,686